Average Annual Total Returns - FIMMFunds-InstitutionalComboPRO - FIMMFunds-InstitutionalComboPRO - Fidelity Investments Money Market Money Market Portfolio - Fidelity Investments Money Market - Money Market Portfolio - Institutional Class - Return Before Taxes
May 30, 2024
Average Annual Return:
Past 1 year	5.17%
Past 5 years	1.94%
Past 10 years	1.36%